ING [LOGO] AMERICAS U.S. Legal Services
Jeffrey Pike Paralegal (303) 860-2530 Fax: (303) 813-2530 jeffrey.pike@us.ing.com
April 29, 2005	BY EDGARLINK
U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Re:

Security Life of Denver Insurance Company
Security Life Separate Account L1
Post-Effective Amendment No. 21 to Registration Statement on Form N-6
Prospectus Title: FirstLine and FirstLine II
File Nos. 033-74190 and 811-08292
Rule 497(j) Filing

Ladies and Gentlemen:
On behalf of Security Life of Denver Insurance Company and its Security Life Separate Account L1, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

  The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 15, 2005.

If you have any questions regarding this submission, please call the undersigned at 303-860-2530.
Sincerely, /s/ Jeffrey Pike Jeffrey Pike, ACS

Denver 1290 Broadway Denver, CO 80203	ING North America Insurance Corporation